Leases - Right of use assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease right-of-use assets	$ 6,113	$ 1,031
Finance lease right-of-use assets	126
Total right-of-use assets	6,239	1,031
Operating leases	6,191	943
Finance leases	129
Total lease liabilities	$ 6,320	$ 943